Average Annual Total Returns		12 Months Ended	24 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Innovator Growth Accelerated Plus ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.55%	(0.45%)
Performance Inception Date	Dec. 31, 2021
Innovator Growth Accelerated Plus ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.55%	(0.45%)
Innovator Growth Accelerated Plus ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.98%	(0.34%)
NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.88%	9.71%
NASDAQ-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.88%	8.79%